Trade Payables and Other Current Liabilities - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade payable settlement description	Trade payables are non-interest-bearing liabilities and are normally settled on 90-day terms. Their decrease is mainly attributable to the timing of the expenses and the related payments
Decrease on social security, payroll accruals	€ 0.7
Decrease in other current liabilites	1.6
Increase in other current liabilites reimbursement of R&D tax credit related	1.9
Accrued Trade Payables	2.8
Adjustments for increase (decrease) in deferred income including contract liabilities	€ 0.2